Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity	Stockholders' Equity
The changes in the components of Accumulated Other Comprehensive Income ("AOCI") attributable to Kimberly-Clark, net of tax, are as follows:

	Unrealized Translation		Defined Benefit Pension Plans		Other Postretirement Benefit Plans		Cash Flow Hedges
Balance as of December 31, 2021	$(2,422)		$(803)		$(34)		$20
Other comprehensive income (loss) before reclassifications	(347)		(51)		86		(139)
(Income) loss reclassified from AOCI	—		65	(a)	—		(44)	(c)
Net current period other comprehensive income (loss)	(347)		14		86		(183)
Balance as of December 31, 2022	(2,769)		(789)		52		(163)
Other comprehensive income (loss) before reclassifications	84		(57)		(9)		(153)
(Income) loss reclassified from AOCI	7	(b)	55	(a)	(4)	(a)	164	(c)
Net current period other comprehensive income (loss)	91		(2)		(13)		11
Balance as of December 31, 2023	(2,678)		(791)		39		(152)
Other comprehensive income (loss) before reclassifications	(434)		(15)		10		131
(Income) loss reclassified from AOCI	44	(b)	31	(a)	(2)	(a)	51	(c)
Net current period other comprehensive income (loss)	(390)		16		8		182
Balance as of December 31, 2024	$(3,068)		$(775)		$47		$30
(a)    Included in Nonoperating expense as part of the computation of net periodic benefits costs (see Note 9).
(b)    Included in Other (income) and expense, net as part of the charges related to the 2024 Transformation Initiative (see Note 2).
(c)    Included in Interest expense, Cost of products sold or Other (income) and expense, net, based on the income statement line that the hedged exposure affects earnings.
Included in the above defined benefit pension plans and other postretirement benefit plans balances as of December 31, 2024 is $727 and $1 of unrecognized net actuarial loss and unrecognized net prior service cost, respectively.
The changes in the components of AOCI attributable to Kimberly-Clark, including the tax effect, are as follows:

	Year Ended December 31
	2024	2023	2022
Unrealized translation	$(373)	$84	$(324)
Tax effect	(17)	7	(23)
	$(390)	$91	$(347)

Defined benefit pension plans
Unrecognized net actuarial loss and transition amount
Funded status recognition	$(26)	$(49)	$(109)
Amortization	40	39	34
Settlements and curtailments	2	35	52
Currency and other	6	(23)	36
	22	2	13
Unrecognized prior service cost/credit
Funded status recognition	—	3	2
	—	3	2
Tax effect	(6)	(7)	(1)
	$16	$(2)	$14
Other postretirement benefit plans
Unrecognized net actuarial loss and transition amount	$10	$(18)	$113
Tax effect	(2)	5	(27)
	$8	$(13)	$86
Cash flow hedges
Recognition of effective portion of hedges	$198	$(178)	$(165)
Amortization	69	208	(58)
Currency and other	(15)	(14)	(22)
Tax effect	(70)	(5)	62
	$182	$11	$(183)

Change in AOCI	$(184)	$87	$(430)